Other income and other expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Income And Expenses [Abstract]
Other income and other expenses

34 Other income and other expenses

Other income is analysed as follows:

	2023	2022	2021
Gain on disposal of certain items of property	4	157	2,105
VAT relief	1,475	1,573	1,395
Reimbursements	2,875	1,289	580
Release of provisions for contingent liabilities	—	—	—
Other	2,762	3,505	2,334
Total	7,116	6,524	6,414

During 2023, 2022 and 2021 the Brazilian subsidiary obtained a VAT relief of 1,475, 1,573 and 1,395, respectively, connected to local tax rules on VAT payments.

During 2023, 2022 and 2021, the Company recorded reimbursements of 2.875, 1,289 and 580, respectively, mainly related to refund of transportation expenses and other items.

The item "Other" includes the revenues deriving from active leases obtained by an American subsidiary for 590, as well as contributions from the sale of photovoltaic energy and other minor items.

Other expenses amounted to 457 in 2023 and mainly refer to minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses.